Capital Stock, Warrants, Stock Options and Restricted Share Units (Details Narrative)				1 Months Ended														2 Months Ended	3 Months Ended						6 Months Ended			12 Months Ended
	Jun. 05, 2025 USD ($) $ / shares shares	Jun. 05, 2025 CAD ($) shares	Mar. 27, 2023 shares	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Nov. 30, 2024 $ / shares shares	Oct. 31, 2024 $ / shares shares	Jul. 31, 2024 shares	Apr. 30, 2024 shares	Mar. 31, 2024 shares	Jan. 31, 2024 shares	Nov. 30, 2023 shares	Jun. 30, 2023 shares	May 31, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 CAD ($) $ / shares shares	Jan. 31, 2023 shares	Apr. 30, 2025 shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 25, 2025 USD ($)	Jun. 05, 2025 $ / shares	Aug. 31, 2024 $ / shares shares	Aug. 08, 2024 $ / shares shares	Jun. 23, 2023 USD ($)	Mar. 31, 2023 $ / shares	Mar. 03, 2023 USD ($)	Dec. 31, 2022 shares	May 13, 2022 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares																			2,500,000,000	1,500,000,000	1,500,000,000				2,500,000,000			1,500,000,000	1,500,000,000
Common stock, par value | $ / shares																			$ 0.000001	$ 0.000001	$ 0.000001				$ 0.000001			$ 0.000001	$ 0.000001
Preferred stock, shares authorized | shares																			10,000,000	10,000,000	10,000,000				10,000,000			10,000,000	10,000,000
Preferred stock, par value | $ / shares																			$ 0.000001	$ 0.000001	$ 0.000001				$ 0.000001			$ 0.000001	$ 0.000001
Number of warrants issued | shares																			232,888,660	147,319,757	147,219,360				232,888,660			147,219,360
Gross proceeds from warrants																													$ 837,459
Gross proceeds, received in cash																			$ 7,614,181	$ 2,356,538	$ 3,786,277				$ 7,614,181			3,786,277	20,102,596
Financing cost issued	$ 918,425
Monthly fee																				20,000					20,000			20,000
loss on debt settlement																			3,077,979	298,713		$ 133,232	$ 70,093		3,376,692		$ 203,325	394,456	491,643
Financing cost	216,008
Deposits																														$ 1,000,000
Pricipal amount	6,200,000																																	$ 21,000,000
Interest paid																													322,708
Number of shares issued, value																									19,500,271
Gain on debt settlement																			113,527						113,527
Stock based compensation expense																				133,775			336,927		119,810		1,009,951	1,356,071	1,092,290
Participating Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares																		257,379
Creditors And Contractors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying amount	$ 3,072,254
Shares outstanding | shares	30,302,181
Sprott Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of offering units | shares	195,294,655	195,294,655
Metals Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deposits	$ 46,000,000
Pricipal amount	$ 4,000,000
Maturity date	Jun. 05, 2030	Jun. 05, 2030
Interest rate percentage	1.65%
Sprott Debt Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pricipal amount	$ 6,000,000
Shares issued | shares	63,690,476
Interest paid	$ 487,500
Carrying amount	6,200,000
Accrued interest paid	200,000
Interest paid amount	80,000
Accrued interest paid	3,072,254	$ 195,000
Sprott Streaming Royalty Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
cash consideration	6,200,000
Teck Resources Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
cash consideration	$ 20,500,000
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense																			78,850	182,776		189,808	236,856		261,626		426,664	836,691	949,114
Share-Based Payment Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense																				$ 1,786			$ 25,093					$ 36,386	$ 147,592
Stock based compensation expense																			1,805			6,423			$ 3,591		31,516
Teck Resources Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued | shares																																						10,416,667
Exercise price warrants | $ / shares																																			$ 0.11			$ 0.37
Warrants maturity date															Mar. 31, 2023									Mar. 31, 2023
Gain on modification of warrants															$ 214,714
Warrants exercised | shares															10,416,667	10,416,667
Gross proceeds from warrants																$ 1,145,834
Change in derivative liability																								$ 400,152
Volatility																								120.00%
Stock price | $ / shares																																			$ 0.11
Interest rate minimum																								3.42%
Interest rate maximum																								4.06%
Dividend yield																								0.00%
Number of offering units | shares	195,294,655	195,294,655
Red Cloud Securities Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of offering units | shares	56,921,096	56,921,096
Red Cloud Securities Inc [Member] | Sprott Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of offering units | shares	10,000,000	10,000,000
Mine Water L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of offering units | shares	761,904	761,904
C and E Tree Farm LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares	4,761,905	4,761,905
Exercise price warrants | $ / shares																															$ 0.25
Shares issued price per share | $ / shares	$ 0.105
Option to purchase land																																				$ 3,129,500
Number of shares issued, value	$ 500,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares	252,215,751	252,215,751			7,392,859										9,803,574	9,803,574	6,377,271								252,215,751
Shares issued price per share | $ / shares																															0.15
Stock issued during period shares conversion of units | shares			51,633,727
Number of shares issued | shares				187,500					6,398,439		7,392,859									1,674,835	621,500				37,758,202	1,053,335
Stock issued during period shares conversion of convertible securities | shares							5,175,000	4,653,409	6,398,439				3,944,364												259,047,619
loss on debt settlement																									$ 13,972
Number of offering units | shares	10,000,000	10,000,000
Shares outstanding | shares																			911,615,863	359,438,769	349,698,625				911,615,863			349,698,625	322,661,482								229,501,661
Number of shares issued, value																									$ 252
Common Stock [Member] | Metals Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares	200,000,000	200,000,000
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares					672,450
Number of shares issued | shares						21,000	750,000		100,000	2,546,436		42,000	4,449,035	1,318,183
March 2023 Special Warrants Issuance [Member] | Brokered Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued | shares															51,633,727									51,633,727
Shares issued price per share | $ / shares															$ 0.12									$ 0.12
Gross proceeds															$ 4,536,020	$ 6,196,047
Gross proceeds, received in cash															3,661,822									$ 3,661,822
Settlement of accounts payable, accrued liabilities															$ 874,198									$ 874,198
Warrants description															Each March 2023 Unit consists of one share of common stock of the Company (each, a “Unit Share”) and one common stock purchase warrant of the Company (each, a “Warrant”). Each whole Warrant entitles the holder thereof to acquire one share of common stock of the Company (a “Warrant Share”, and together with the Unit Shares, the “Underlying Shares”) at an exercise price of C$0.15 per Warrant Share until March 27, 2026, subject to adjustment in certain events. In the event that the Registration Statement had not been declared effective by the SEC on or before 5:00 p.m. (EST) on July 27, 2023, each unexercised Special Warrant would be deemed to be exercised on the Automatic Exercise Date into one penalty unit of the Company (each, a “Penalty Unit”), with each Penalty Unit being comprised of 1.2 Unit Shares and 1.2 Warrants. Notice of such effectiveness was received on July 11, 2023, eliminating the potential for issuance of the Penalty Units.	Each March 2023 Unit consists of one share of common stock of the Company (each, a “Unit Share”) and one common stock purchase warrant of the Company (each, a “Warrant”). Each whole Warrant entitles the holder thereof to acquire one share of common stock of the Company (a “Warrant Share”, and together with the Unit Shares, the “Underlying Shares”) at an exercise price of C$0.15 per Warrant Share until March 27, 2026, subject to adjustment in certain events. In the event that the Registration Statement had not been declared effective by the SEC on or before 5:00 p.m. (EST) on July 27, 2023, each unexercised Special Warrant would be deemed to be exercised on the Automatic Exercise Date into one penalty unit of the Company (each, a “Penalty Unit”), with each Penalty Unit being comprised of 1.2 Unit Shares and 1.2 Warrants. Notice of such effectiveness was received on July 11, 2023, eliminating the potential for issuance of the Penalty Units.
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised | shares																													58,284,148
Shares issued price per share | $ / shares																															$ 0.25
Financing cost issued	$ 126,107,872
Warrants expired | shares																									40,538,969			40,538,969	10,416,667
Warrant [Member] | Compensation Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financing cost issued															$ 846,661
Options granted | shares															2,070,258	2,070,258
Exercise price | $ / shares																$ 0.15
Tranche 1 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued | shares																																1,280,591	1,280,591
Exercise price warrants | $ / shares																																$ 0.16	$ 0.16
Tranche 2 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued | shares							400,000																										400,000
Exercise price warrants | $ / shares							$ 0.16																										$ 0.16
Tranche 3 & 4 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued | shares						476,793
Exercise price warrants | $ / shares						$ 0.12
May 2022 Teck Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expired | shares																												10,416,667